FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			BNP Paribas Mortgage Securities LLC
		CENTRAL INDEX KEY:			0001350867
		STANDARD INDUSTRIAL CLASSIFICATION:	ASSET-BACKED SECURITIES [6189]
		IRS NUMBER:				861156544
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		ABS-15Ga-1
		SEC ACT:
		SEC FILE NUMBER:	025-01059
		FILM NUMBER:		12842788

	BUSINESS ADDRESS:
		STREET 1:		787 SEVENTH AVENUE
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10019
		BUSINESS PHONE:		212-841-3000

	MAIL ADDRESS:
		STREET 1:		787 SEVENTH AVENUE
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10019
</SEC-HEADER>
We have attempted to gather the information required by this Form ABS-15G and Rule
15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records
regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool
assets (“Repurchases”)that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. However,we cannot be certain that we have obtained all applicable
Reportable Information because, among other things, some Demand Entities may not have agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.
</SEC-DOCUMENT>